Inventories (Details) - EUR (€) € in Thousands	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017		Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017
Inventories
Raw materials and merchandise	€ 4,185			€ 2,737
Work in progress	6,501			6,522
Total current inventories	€ 10,686	€ 12,493	€ 10,892	€ 9,259	[1]	€ 9,204	€ 9,386	€ 9,410

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Notes 1 and 9 of the interim consolidated financial statements.